Share Capital, reserves and retained earnings (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Changes in Equity Interest
As at December 31, 2019, 2018 and 2017 the equity attributable to owners of the Company is analysed as follows:

	31/12/19	31/12/18	31/12/17
Share capital	54,853	54,853	54,853
Reserves	17,147	17,198	16,398
Retained earnings	31,126	64,496	31,244

Total	103,126	136,547	102,495

Disclosure of Share Capital Owned
Share capital is owned, as at December 31, 2019, 2018 and 2017, as follows:

	31/12/19	31/12/18	31/12/17
Mr. Pasquale Natuzzi	56.5%	56.5%	56.5%
Mrs. Anna Maria Natuzzi	2.6%	2.6%	2.6%
Mrs. Annunziata Natuzzi	2.5%	2.5%	2.5%
Other investors	38.4%	38.4%	38.4%

Total	100.0%	100.0%	100.0%

Analysis of Share Capital Reserves
An analysis of “Reserves” is as follows:

	31/12/19	31/12/18	31/12/17
Legal reserve	10,971	10,971	10,971
Majority shareholder capital contribution	488	488	488
Foreign operations translation reserve	5,846	5,282	5,055
Remeasurement of defined benefit plan	(158)	457	(116)

Total	17,147	17,198	16,398

Analysis of Share Capital Reserves
The disaggregation of changes of OCI by each type of reserve in equity is shown in the tables below.
Year ended December 31, 2019

	Foreign operations translation reserve	Remeasurement of defined benefit plan	Total
Exchange difference on translation of foreign operations	475	—	475
Share of OCI of equity-method investees	111	—	111
Actuarial losses on employees’ leaving entitlement	—	(615)	(615)

Total	586	(615)	(29)

Year ended December 31, 2018

	Foreign operations translation reserve	Remeasurement of defined benefit plan	Total
Exchange difference on translation of foreign operations	497	—	497
Share of OCI of equity-method investees	(246)	—	(246)
Actuarial gains on employees’ leaving entitlement	—	573	573

Total	251	573	824

Year ended December 31, 2017

	Foreign operations translation reserve	Remeasurement of defined benefit plan	Total
Exchange difference on translation of foreign operations	(7,778)	—	(7,778)
Actuarial gains on employees’ leaving entitlement	—	116	(116)

Total	(7,778)	116	(7,894)

Disclosure Of Net Debt To Equity Ratio
The Group’s net debt to equity ratio as at December 31, 2019 and 2018 is as follows:

	31/12/19	31/12/18
Total liabilities	264,576	234,527
Less cash and cash equivalents	(39,799)	(62,131)

Net debt (a)	224,777	172,396
Total equity (b)	104,818	138,181
Net debt to equity ratio (a/b)	2.14	1.25